Statutory and other information - Shares and share options (Details) € / shares in Units, € in Millions, Options in Millions	12 Months Ended
	Mar. 31, 2021 EUR (€) EquityInstruments shares	Mar. 31, 2020 EUR (€) EquityInstruments shares	Mar. 31, 2019 EquityInstruments shares	Mar. 31, 2019 Options shares	Mar. 31, 2019 € / shares shares	Mar. 31, 2019 EUR (€) shares	Mar. 30, 2019 EquityInstruments	Mar. 31, 2016 EquityInstruments € / shares	Mar. 31, 2015 EquityInstruments € / shares
Disclosure of transactions between related parties [line items]
Share options			50,000	20.0					30,000
Options granted exercise price | € / shares					€ 11.12				€ 6.25
Share based compensation | €	€ 2.4	€ 3.7				€ 4.5
Roisin Brennan
Disclosure of transactions between related parties [line items]
Share options	50,000	50,000	50,000
Michael Cawley
Disclosure of transactions between related parties [line items]
Share capital | shares	756,198	756,198	756,198	756,198	756,198	756,198
Share options	80,000	80,000	80,000
Emer Daly
Disclosure of transactions between related parties [line items]
Share capital | shares	6,840	3,260	3,260	3,260	3,260	3,260
Share options	50,000	50,000	50,000
Stan McCarthy
Disclosure of transactions between related parties [line items]
Share capital | shares	10,000	10,000	10,000	10,000	10,000	10,000
Share options	50,000	50,000	50,000
Howard Millar
Disclosure of transactions between related parties [line items]
Share capital | shares	435,000	390,000	390,000	390,000	390,000	390,000
Share options	50,000	80,000	80,000					30,000
Options granted exercise price | € / shares								€ 11.38
Dick Milliken
Disclosure of transactions between related parties [line items]
Share capital | shares	9,750	9,750	9,750	9,750	9,750	9,750
Share options	80,000	80,000	80,000
Mike O Brien
Disclosure of transactions between related parties [line items]
Share capital | shares	4,405
Share options	50,000	50,000	50,000
Michael O'Leary
Disclosure of transactions between related parties [line items]
Share capital | shares	44,096,725	44,096,725	44,096,725	44,096,725	44,096,725	44,096,725
Share options	15,000,000	15,000,000	15,000,000				10,000,000		5,000,000
Options granted exercise price | € / shares					€ 11.12				€ 8.350
Julie O Neill
Disclosure of transactions between related parties [line items]
Share capital | shares	5,000	1,000	1,000	1,000	1,000	1,000
Share options	50,000	80,000	80,000
Louise Phelan
Disclosure of transactions between related parties [line items]
Share capital | shares	30,000	30,000	30,000	30,000	30,000	30,000
Share options	80,000	80,000	80,000
Director
Disclosure of transactions between related parties [line items]
Share based compensation | €	€ 1.9	€ 2.7				€ 1.9